Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of transactions and balances with related parties
	December 31, 2025			2025
(€ million)	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	3	135		1	333
Cardón IV SA	1	134		4
Coral FLNG SA	12		1,247	21
Eni CCUS Holding	118		1,218
Azule Group	119	361	2,939	93	1,643
Saipem Group	41	136	9	9	536
SeaCorridor Group	67	19		2	266
Vårgrønn Group	1		678	1
In Salah Gas Ltd		57			279
Ithaca Energy Plc	146	73		12	535	(553)
Karachaganak Petroleum Operating BV	27	119		2	992
Lotte Versalis Elastomers Co Ltd	8	13		3	61
Mellitah Oil & Gas BV	56	241		10	1,031
Petrobel Belayim Petroleum Co	13	470		5	778
Societe' Centrale Electrique du Congo SA	91			79
Società Oleodotti Meridionali SpA	22	500		25	16
St. Bernard Renewables Llc	1		98	1	9
Vår Energi ASA	26	1,321	1,948	61	5,523	(1)
Other (*)	78	65	26	108	224
	830	3,644	8,163	437	12,226	(554)
Unconsolidated entities controlled by Eni
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	170	1		9
VME Oilfield Chemicals Llc			112
Other	19	10	21	21	14
	189	11	133	30	14
	1,019	3,655	8,296	467	12,240	(554)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	22	19			87
Enel Group	89	183		45	650	66
Italgas Group	2	190		7	718
Snam Group	110	247		77	1,086
Terna Group	62	75		266	343	5
GSE - Gestore Servizi Energetici	112	100		2,147	1,861	219
ITA Airways - Italia Trasporto Aereo SpA	3			99
Other (*)	23	51		97
	423	865		2,738	4,745	290
Other related parties		4		1	39
Groupement Sonatrach – Eni «GSE»	216	307		52	729
Total	1,658	4,831	8,296	3,258	17,753	(264)

(*) Each individual amount included herein was lower than €50 million.

	December 31, 2024			2024
(€ million)	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	4	126			256
Cardón IV SA	1	77		4	(2)
Coral FLNG SA	12		1,411	15	(3)
Azule Group	59	399	3,343	76	2,290
Saipem Group	41	186	9	52	1,253
SeaCorridor Group	105	27		1	242
Vårgrønn Group	1		886
Ithaca Energy Plc	188	76			366	(138)
Karachaganak Petroleum Operating BV	31	292			1,198
Lotte Versalis Elastomers Co Ltd	6	14		3	51
Mellitah Oil & Gas BV	56	52		11	523
Mozambique Rovuma Venture SpA	26	2		31	53
Petrobel Belayim Petroleum Co	23	509			562
Società Oleodotti Meridionali SpA	12	491		16	11
Société Centrale Electrique du Congo SA	97			104
Vår Energi ASA	30	828	1,918	48	5,047	(57)
Other (*)	37	71	120	74	187
	729	3,150	7,687	435	12,034	(195)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			195
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	161	3		10
Other	16	7	11	27	18
	177	10	206	37	18
	906	3,160	7,893	472	12,052	(195)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	3	25			65
Enel Group	33	153		46	798	(28)
Italgas Group	1	186		5	612
Snam Group	196	436		219	1,342
Terna Group	104	116		386	350	10
GSE - Gestore Servizi Energetici	201	110		1,805	1,548	414
ITA Airways - Italia Trasporto Aereo SpA	13			238
Other (*)	23	66		71
	574	1,092		2,770	4,715	396
Other related parties	1	3		2	37
Groupement Sonatrach – Eni «GSE»	316	316		32	599
Total	1,797	4,571	7,893	3,276	17,403	201

(*) Each individual amount included herein was lower than €50 million.

	December 31, 2023			2023
(€ million)	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	1	194			308
Cardón IV SA	24	142		4	1
Coral FLNG SA	4		1,327	6
Azule Group	113	475	3,156	86	2,146
Saipem Group	5	235	9	6	768
SeaCorridor Group	29	29		1	357
Vårgrønn Group			1,321
Karachaganak Petroleum Operating BV	17	250			1,183
Mellitah Oil & Gas BV	49	20		16	517
Petrobel Belayim Petroleum Co	58	885			870
Società Oleodotti Meridionali SpA	11	473		19	12
Société Centrale Electrique du Congo SA	74			79
Vår Energi ASA	51	764	2,013	58	4,487	(165)
Other (*)	62	73	19	83	203
	498	3,540	7,845	358	10,852	(165)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			183
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	152	4	1	12
Other	13	10	12	13	30
	165	14	196	25	30
	663	3,554	8,041	383	10,882	(165)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	5	33		2	69
Enel Group	95	168		93	497	(109)
Italgas Group	1	149		8	(20)
Snam Group	245	352		1,157	1,625
Terna Group	85	61		400	317	8
GSE - Gestore Servizi Energetici	230	219		2,104	1,875	283
ITA Airways - Italia Trasporto Aereo SpA	5			238
Other (*)	11	68		52	38
	677	1,050		4,054	4,401	182
Other related parties	1	2		1	36
Groupement Sonatrach – Eni «GSE»	222	212		40	569
Total	1,563	4,818	8,041	4,478	15,888	17

(*) Each individual amount included herein was lower than €50 million.

Schedule of financing transactions and balances with related parties
	December 31, 2025			2025
(€ million)	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Gain on disposals
Joint ventures and associates
Coral FLNG SA	417			20
E&E Algeria Touat BV		56
Eni CCUS Holding	123
Saipem Group		247			11
Mozambique Rovuma Venture SpA	2,318	91		147	11
Other (*)	70	57	4	45	49
	2,928	451	4	212	71
Unconsolidated entities controlled by Eni
Other (*)	41	55		2	1
	41	55		2	1
Entities controlled by the Government
Cassa Depositi e Prestiti Group		52			2
Other		35		1	3	(18)
		87		1	5	(18)
Total	2,969	593	4	215	77	(18)

(*) Each individual amount included herein was lower than €50 million.

	December 31, 2024			2024
(€ million)	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Gain on disposals
Joint ventures and associates
Coral FLNG SA	522			24
Coral South FLNG DMCC			1,539		(1)
Saipem Group		222		1
Mozambique Rovuma Venture SpA	1,769	58		132	11
Pengerang Biorefinery Sdn Bhd	60
Other	37	39	2	38	41
	2,388	319	1,541	195	51
Unconsolidated entities controlled by Eni
Other	40	36		2	2
	40	36		2	2
Entities controlled by the Government
Cassa Depositi e Prestiti Group		53
Other		7		1	4	(12)
		60		1	4	(12)
Other related parties		4
Total	2,428	419	1,541	198	57	(12)

	December 31, 2023			2023
(€ million)	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Gain on disposals
Joint ventures and associates
Coral FLNG SA	453			15
Coral South FLNG DMCC			1,448
Saipem Group		56			8
Mozambique Rovuma Venture SpA	1,339	170		101
Other	49	13	1	39	14	1
	1,841	239	1,449	155	22	1
Unconsolidated entities controlled by Eni
Other	7	38		1	1
	7	38		1	1
Entities controlled by the Government
Cassa Depositi e Prestiti Group		56			2
Snam Group						443
Other	14	2			3	1
	14	58			5	444
Total	1,862	335	1,449	156	28	445

Schedule of impact of transactions and positions with related parties on balance sheet
	December 31, 2025			December 31, 2024
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %
Other current financial assets	3,710	2,357	63.53	1,085	48	4.42
Trade and other receivables	12,436	1,375	11.06	16,901	1,601	9.47
Other current assets	3,943	76	1.93	3,662	54	1.47
Other non-current financial assets	1,109	612	55.18	3,215	2,380	74.03
Other non-current assets	2,839	207	7.29	4,011	142	3.54
Short-term debt	4,929	265	5.38	4,238	136	3.21
Current portion of long-term debt	3,434	128	3.73	4,582	21	0.46
Current portion of non-current lease liabilities	1,263	108	8.55	1,279	152	11.88
Trade and other payables	20,261	4,283	21.14	22,092	4,017	18.18
Other current liabilities	4,039	86	2.13	5,049	34	0.67
Long-term debt	20,139	52	0.26	21,570	79	0.37
Non-current lease liabilities	4,437	40	0.90	5,174	31	0.60
Other non-current liabilities	3,390	462	13.63	4,449	520	11.69

Schedule of impact of transactions with related parties on the profit and loss accounts
	2025			2024			2023
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Sales from operations	82,151	2,973	3.62	88,797	2,997	3.38	93,717	4,322	4.61
Other income and revenues	1,478	285	19.28	2,417	279	11.54	1,099	156	14.19
Purchases, services and other	(67,056)	(17,769)	26.50	(71,114)	(17,404)	24.47	(73,836)	(15,885)	21.51
Net (impairments) reversals of trade and other receivables	(11)	(1)	9.09	(168)	(2)	1.19	(249)	5	..
Payroll and related costs	(3,229)	17	..	(3,262)	3	..	(3,136)	(8)	0.26
Other operating income (expense)	641	(264)	..	(352)	201	..	478	17	3.56
Finance income	7,196	215	2.99	7,715	198	2.57	7,417	155	2.09
Finance expense	(8,170)	(77)	0.94	(8,980)	(57)	0.63	(8,113)	(28)	0.35
Derivative financial instruments	(80)			278			(61)	1	..
Other income (expense) from investments	426	(18)	..	984	(12)	..	1,108	445	40.16

Schedule of main cash flows with related parties
(€ million)	2025	2024	2023
Revenues and other income	3,258	3,276	4,478
Costs and other expenses	(15,198)	(15,056)	(13,539)
Other operating income (loss)	(264)	201	17
Net change in trade and other receivables and payables	691	(61)	1,916
Net interests	138	132	117
Net cash provided from operating activities	(11,375)	(11,508)	(7,011)
Capital expenditure in tangible and intangible assets	(2,555)	(2,347)	(2,349)
Disposal of investments			440
Net change in accounts payable and receivable in relation to investments	93	(292)	504
Change in financial receivables	(719)	(501)	(290)
Net cash used in investing activities	(3,181)	(3,140)	(1,695)
Change in financial and lease liabilities	(407)	(20)	(162)
Net cash used in financing activities	(407)	(20)	(162)
Change in cash and cash equivalents		(3)	(7)
Total financial flows to related parties	(14,963)	(14,671)	(8,875)

Schedule of impact of cash flows with related parties
	2025			2024			2023
(€ million)	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Net cash provided from operating activities	13,330	(11,375)	..	13,092	(11,508)	..	15,119	(7,011)	..
Net cash used in investing activities	(9,298)	(3,181)	34.21	(9,817)	(3,140)	31.99	(9,365)	(1,695)	18.10
Net cash used in financing activities	(3,596)	(407)	11.32	(5,380)	(20)	0.37	(5,668)	(162)	2.86